Shareholders' Equity (Details) - USD ($)		1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 24, 2020	Feb. 20, 2023	Oct. 19, 2020	Sep. 30, 2023	Sep. 30, 2022	Jul. 18, 2022	Dec. 05, 2020	Sep. 20, 2018
Shareholders' Equity (Details) [Line Items]
Underwriters shares						295,491		2,410
Ordinary shares outstanding				19,085,491	18,355,491			2,410
Ordinary shares			1,662.9
Dividend amount (in Dollars)	$ 50,000
Initial public offering describtion				On June 24, 2022, the Company completed its IPO of 5,060,000 Class A ordinary shares at a public offering price of $4.00 per share. The Company received aggregate net proceeds of $17,626,924 from the offering, after deducting 7.5% of underwriting discounts and other related expenses of $648,258.
Purchase rate				7.50%
Warrant exercise price				130.00%
One-time award of shares		340,000
Share issued		340,000
Shares value (in Dollars)		$ 850,000
General reserve amount (in Dollars)				$ 133,596	$ 120,196
Payments of dividend percentage				25.00%
Net asset percentage				25.00%
Development reserve (in Dollars)				$ 873,431	844,167
Amount of net asset (in Dollars)				$ 1,032,672	$ 990,008
IPO [Member]
Shareholders' Equity (Details) [Line Items]
One-time award of shares		390,000
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
General reserve percentage				10.00%
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
General reserve percentage				50.00%
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Underwriters shares				15,055,491	14,325,491
Ordinary shares outstanding				15,055,491	14,325,491
Shares issued	45,000
Par value (in Dollars per share)	$ 1
Share issued		390,000
Capital value (in Dollars)		$ 975,000
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Underwriters shares				4,030,000	4,030,000
Ordinary shares outstanding				4,030,000	4,030,000
Shares issued	5,000
Par value (in Dollars per share)	$ 1
Ordinary shares par value (in Dollars per share)							$ 1
Business Combination [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, description				the Company effectuated a forward stock split at a ratio of 2,000-for-1 to increase the Company’s authorized share capital to 90,000,000 Class A ordinary Shares of $0.0005 par value per share and 10,000,000 Class B ordinary shares of $0.0005 par value per share; (2) the Company had nominal issuance of 7,024,200 Class A ordinary shares to the existing Class A ordinary shareholders and nominal issuance of 3,155,800 Class B ordinary shares to the existing Class B ordinary shareholder, after which, the Company had an aggregate of 15,000,000 ordinary shares issued and outstanding, consisting of 10,350,000 Class A ordinary shares and 4,650,000 Class B ordinary shares. On September 30, 2021, the Board of Directors approved that the shareholders of the Company voluntarily surrender, on pro rata basis, 2,000,000 ordinary shares of US$0.0005 par value per share (the Surrender). As a result, the Company has an aggregate of 13,000,000 ordinary shares issued and outstanding, consisting of 8,970,000 Class A ordinary shares and 4,030,000 Class B ordinary shares.
CEO [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			747.1
CEO [Member] | Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued							747.1
CEO [Member] | Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued	747.1						747.1